Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable

12. Notes Payable

Notes payable consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023

Promissory notes payable bearing interest of 6.0%. The notes have a 36-month term with maturity in April 2024. Accrued interest is paid in accordance with a monthly amortization schedule.	$486	$486
Amended and restated promissory notes payable bearing interest of 8.0%. The notes mature in March 2025. Accrued interest is paid in accordance with an amortization schedule.	7,669	7,556
Total notes payable	8,155	8,042
Less current portion	(8,155)	(486)
Long-term portion of notes payable	$-	$7,556

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

The Company paid $11,588 and $1.1 million in interest on notes for the nine months ended September 30, 2024 and 2023, respectively.

Maturities on notes payable as of September 30, 2024 were as follows:

(Dollars in thousands)
2024		486
2025		7,669
2026		-
2027		-
2028		-
Thereafter		-
	$8,155

12. Notes Payable

Notes payable consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Promissory notes payable bearing interest of 6.0%. The notes have a 36-month term with maturity in April 2024. Accrued interest is paid in accordance with a monthly amortization schedule.	$486	$7,749
Amended and restated promissory notes payable bearing interest of 8.0%. The notes mature in March 2025. Accrued interest is paid in accordance with an amortization schedule.	7,556	-
Total notes payable	8,042	7,749
Less current portion	(486)	-
Long-term portion of notes payable	$7,556	$7,749

The Company paid $0.1 million and $0.5 million in interest on notes for the years ended December 31, 2023 and 2022, respectively.

Maturities on notes payable as of December 31, 2023 were as follows:

(Dollars in thousands)
2024		$486
2025		7,556
2026		-
2027		-
2028		-
Thereafter		-
	$8,042

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

Beeline Financial Holdings Inc [Member]
Notes Payable

NOTE 8 - DEBT

BDCRI LOAN

On April 29, 2021, Beeline and Beeline Loans entered into a term loan agreement with Business Development Company of Rhode Island (the “BDCRI Loan”) for $450,000. The BDCRI Loan matures on April 29, 2026. As of September 30, 2024 and December 31, 2023, the balance due is $294,467 and $291,846, respectively, net of discounts of $5,533 and $8,154, respectively. Principal payments of $9,375 began in April of 2022. In October 2023, Beeline began making interest-only payments in the near term until market conditions improved. The interest rate is 6%. Beeline recorded debt issuance costs of $17,182, which are being amortized over the term of the BDCRI Loan. The BDCRI Loan contains default covenants and prepayment terms and is collateralized and guaranteed by two of the shareholders of Beeline.

LOANS PAYABLE

In 2022, Beeline received $100,000 from Capital Markets Group in the form of a loan payable. This loan is currently past due. Default interest is accruing at 24% per annum. The balance was paid in full in June 2024. As of September 30, 2024 and December 31, 2023, the balance due is $0 and $60,244, respectively.

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

In March 2023, Beeline received $30,000 from an individual in the form of a loan payable. Interest accrues at 7% per annum. As of September 30, 2024 and December 31, 2023, the balance due is $0 and $31,755, respectively. This note was subsequently reclassified as a Convertible Note when the agreement was signed in March 2024.

LOANS PAYABLE – RELATED PARTY

In July 2023, Beeline received $75,000 from Fluid Capital in the form of a loan payable. Interest accrues at 12.25%. per annum. This note is due April 2024. As of September 30, 2024 and December 31, 2023, the balance due is $78,826 and $78,826, respectively.

In September 2023, Beeline received $310,000 and in December 2023, Beeline received $130,500 Manta Reef (Gulp Data), in the form of loans payable. Interest accrues at 18% per annum. Interest-only payments are made monthly. These loans are due December 2024, As of September 30, 2024 and December 31, 2023, the balance due on these loans is $511,502 and $511,502, respectively.

In November 2023, Beeline received $157,500 from American Heritage Lending in the form of a loan payable. Interest accrues at 12% per annum. This loan was paid in March 2024. At December 31, 2023, the balance due is $161,280.

An officer, director, and shareholder lends money to Beeline throughout the year in the form of loans payable. Interest accrues at 7% per annum. As of September 30, 2024 and December 31, 2023, the balance due is $318,104 and $221,565, respectively.

2022 SUBORDINATED CONVERTIBLE PROMISSORY NOTES ISSUED

In June 2022, the Board of Directors authorized the issuance of three-year, 7%, 2022 Subordinated Convertible Promissory Notes (the “Convertible Notes”) and related Preferred Stock Warrants, up to a total of $20,000,000, to investors through March 31, 2024.

Beeline raised total proceeds of $17,875,754 with Convertible Notes, $4,436,238 in 2022 and $13,439,516 in 2023.

In 2023, three investors who made an investment of at least $500,000 in the 2022 Convertible Notes were entitled to exchange, for no additional consideration, Beeline securities held by the investor for 2022 Convertible Notes having the same value as the investor’s existing investment. These three investors exchanged 22,495 shares of preferred stock for a 2022 Convertible Notes having principal amounts totaling $5,706,559.

Additionally, during the nine months ended September 30, 2024, i) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.00 for future services to be rendered, which as of September 30, 2024 is included reflected in prepaid expenses on the accompanying unaudited consolidated balance sheet, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest. Warrants were issued with these rates with the same terms as the 2022 convertible notes issued in previous years. See Note 10 - Stockholders’ Equity as to no estimate of the portion of the proceeds from the issuance of the convertible promissory notes attributable to such warrants can be determined.

Optional Conversion

We have added an optional conversion feature in the event the Company completes a capital raising transaction that is not significant enough to be a Qualified Financing, which option may be exercised collectively by a majority in interest of the note holders. If the Company completes a Non-Qualified Financing, a Majority in Interest of the Note holders may elect to convert all of the Notes, and any accrued but unpaid interest thereon, into the class or series of shares issued to the investors in the Non-Qualified Financing, but at a conversion price equal to the lower of (x) 80% of the per share price paid by such investors in the Non-Qualified Financing, or (y) the price obtained by dividing $50,000,000by the number of outstanding shares of common stock of the Company immediately prior to the Non-Qualified Financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding but excluding the first 15% of the shares issuable pursuant to the Company’s Employee Stock Ownership Plan and the shares of equity securities of the Company issuable upon the conversion of the Notes or other indebtedness)(the “Valuation Cap PPS”).

BEELINE FINANCIAL HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENT

September 30, 2024

(Unaudited)

Mandatory Conversion

We have provided that, if the Company completes a Change of Control or an Initial Public Offering (each, as defined in the Notes) prior to the conversion of a holder’s Note, then such Note shall convert automatically into shares of the Company’s common stock, at a price equal to 80% of, as applicable,(x) the offering price to the public in the Initial Public Offering, or (y) the price or value of the Company’s common stock in the Change of Control transaction. Alternatively, we have reduced the term of the Notes to three (3) years(from five (5) years)and provided that, if a holder’s Note remains outstanding after such three (3)-year period, then it shall automatically convert into the class or series of shares of capital stock of the Company last issued in a Non-Qualified Financing, at a per share purchase price equal to the lower of (x) 80% of the per share price paid by the investors for the shares issued in such Non-Qualified Financing, and (y) the Valuation Cap PPS.

On June 4, 2024, the Company issued 1,646,157 shares of Series B preferred stock and 7,333,207 shares of common stock for the conversion of all the convertible notes with a principal balance of $23,228,052 and accrued interest payable amounting to $1,585,958 for an aggregate amount of $24,814,011 and in exchange for all warrants issued with the convertible notes. The common shares were valued at $1.50 per share based on recent sales of common stock and the Series B shares were valued at $1.50 per share since the Series B shares are convertible into an equal amount of common shares. In connection with the conversion of the debt and accrued interest and surrender of the warrants, the Company recorded a gain on extinguishment of debt of $11,344,207, which is reflected in other income on the accompanying unaudited consolidated statement of operations and comprehensive loss.

As of September 30, 2024 and December 31, 2023, interest of $0 and $965,378 has accrued on all these notes, respectively. As of September 30, 2024 and December 31, 2023, the balance due on these notes was $0 and $17,875,754, respectively.

2024 Convertible Notes

On June 5, 2024, Beeline engaged in Debenture agreements with Gunnar and issued convertible notes in the amount of $3,300,000 and received cash of 2,519,000, after deducting original issue discount and fees of $781,000., which was reflected as a debt discount to be amortized over the note term. Additionally, in connection with the 2024 Convertible Notes, the Company issued 740,496 Series B preferred shares to the 2024 convertible note holders. These series B preferred shares were valued at $770,843 based on the relative fair value of such shares, which was reflected as a debt discount to be amortized over the note term. The notes bear interest at 10% per annum and due on June 5, 2025. In October 2024, these 2024 Convertible Notes were amended (See Note 12).

During the nine months ended September 30, 2024, amortization of debt discount amounted to $517,281 which is included in interest expense on the accompanying statement of operations and comprehensive loss.

NOTE 8 - DEBT

BDCRI LOAN

On April 29, 2021, Beeline and Beeline Loans entered into a term loan agreement with Business Development Company of Rhode Island (the “BDCRI Loan”) for $450,000. The BDCRI Loan matures on April 29, 2026. As of December 31, 2023 and 2022, the balance due is $291,846 and $363,351, respectively, net of discounts of $8,154 and $11,649, respectively. Principal payments of $9,375 began in April of 2022. In October 2023, Beeline began making interest-only payments in the near term until market conditions improved. The interest rate is 6%. Beeline recorded debt issuance costs of $17,182 in 2021, which are being amortized over the term of the BDCRI Loan. The BDCRI Loan contains default covenants and prepayment terms and is collateralized and guaranteed by two of the shareholders of Beeline.

The payment schedule for the BDCRI loan is as follows:

Year	Amount
2024	$100,000
2025	100,000
2026	100,000
Total	$300,000

LOANS PAYABLE

In 2022, Beeline received $100,000 from Capital Markets Group in the form of a loan payable. This loan is currently past due. Default interest is accruing at 24% per annum. As of December 31, 2023 and 2022, the balance due is $60,244 and $100,000, respectively. The balance of the loan was paid in full on June 6, 2024.

In March 2023, Beeline received $30,000 from an individual in the form of a loan payable. Interest accrues at 7% per annum. At December 31, 2023, the balance due is $31,755. This loan was subsequently reclassified as a Convertible Notes when a convertible note agreement was signed by the lender in March 2024.

LOANS PAYABLE – RELATED PARTY

In July 2023, Beeline received $75,000 from Fluid Capital in the form of a loan payable. Interest accrues at 12.25%. per annum. This note is due April 2024. At December 31, 2023 the balance due is $78,826. Beeline was granted an extension on this note until year end 2024.

In September 2023, Beeline entered into a loan for $357,400 and in December 2023, another loan for $142,600 from Manta Reef (Gulp Data). Interest accrues at 18% per annum. Interest-only payments are made monthly. These loans are due December 2024. At December 31, 2023, the balance due on these loans is $587,529.

In November 2023, Beeline received $157,500 from American Heritage Lending in the form of a loan payable. Interest accrues at 12% per annum. This loan was paid in March 2024. At December 31, 2023, the balance due is $161,280.

An officer, director, and shareholder lends money to Beeline throughout the year in the form of loans payable. Interest accrues at 7% per annum and is due on demand. At December 31, 2023, the balance due is $222,544.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

2022 SUBORDINATED CONVERTIBLE PROMISSORY NOTES ISSUED

In June 2022, the Board of Directors authorized the issuance of three-year, 7%, 2022 Subordinated Convertible Promissory Notes (the “Convertible Notes”) and related Preferred Stock Warrants, up to a total of $25,000,000 as amended, to investors through May 29, 2024.

Beeline issued Convertible Notes totaling $4,436,238 in 2022 and $13,439,516 in 2023. See Note 10 - Stockholders’ Equity as to no estimate of the portion of the proceeds from the issuance of the convertible promissory notes attributable to such warrants can be determined.

Optional Conversion

The notes contain an optional conversion feature in the event the Company completes a capital raising transaction that is not significant enough to be a Qualified Financing, which option may be exercised collectively by a majority in interest of the note holders. If the Company completes a Non-Qualified Financing, a Majority in Interest of the Note holders may elect to convert all of the Notes, and any accrued but unpaid interest thereon, into the class or series of shares issued to the investors in the Non-Qualified Financing, but at a conversion price equal to the lower of (x) 80% of the per share price paid by such investors in the Non-Qualified Financing, or (y) the price obtained by dividing $50,000,000 by the number of outstanding shares of common stock of the Company immediately prior to the Non-Qualified Financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding but excluding the first 15% of the shares issuable pursuant to the Company’s Employee Stock Ownership Plan and the shares of equity securities of the Company issuable upon the conversion of the Notes or other indebtedness)(the “Valuation Cap PPS”).

Mandatory Conversion

If the Company completes a Change of Control or an Initial Public Offering (each, as defined in the Notes) prior to the conversion of a holder’s Note, then such Note shall convert automatically into shares of the Company’s common stock, at a price equal to 80% of, as applicable,(x) the offering price to the public in the Initial Public Offering, or (y) the price or value of the Company’s common stock in the Change of Control transaction. Alternatively, we have reduced the term of the Notes to three (3) years(from five (5) years)and provided that, if a holder’s Note remains outstanding after such three (3)-year period, then it shall automatically convert into the class or series of shares of capital stock of the Company last issued in a Non-Qualified Financing, at a per share purchase price equal to the lower of (x) 80% of the per share price paid by the investors for the shares issued in such Non-Qualified Financing, and (y) the Valuation Cap PPS.

In 2023, three investors who made an investment of at least $500,000 in the 2022 Convertible Notes were entitled to exchange, for no additional consideration, Beeline Series A Preferred stock held by the investors for 2022 Convertible Notes having the same value as the investor’s existing investment. These three investors exchanged 224,950 shares of Series A Preferred stock for 2022 Convertible Notes having principal amounts totaling $5,206,763. There were no gains or losses on these exchanges.

All Convertible Notes are three-year notes of: $4,436,238 (raised in 2022) maturing in 2025 and $13,439,516 (raised in 2023) maturing in 2026. As of December 31, 2023 and 2022, interest of $965,378 and $77,883, respectively, has accrued on all these notes. At December 31, 2023 and 2022, the balance due on these notes, consisting of related party and non-related party notes, was $17,875,754 and $4,436,238, respectively.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

Convertible notes at December 31, were as follows:

	2023	2022
Convertible notes	$8,889,261	$745,238
Convertible notes - related party	8,986,493	3,601,000
Total	$17,875,754	$4,346,238